Avatar Capital Preservation Fund
Avatar Capital Preservation Fund
Investment Objective:
The Fund seeks to preserve capital while providing current income and limited capital appreciation.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information is available from your financial professional and in the section entitled How to Purchase Shares of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Avatar Capital Preservation Fund	Avatar Capital Preservation Fund Class N Shares	Avatar Capital Preservation Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering Price)	none	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Avatar Capital Preservation Fund		Avatar Capital Preservation Fund Class N Shares	Avatar Capital Preservation Fund Class I Shares
Management Fees	[1]	1.15%	1.15%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[2]	none	none
Acquired Fund Fees and Expenses	[3]	0.28%	0.28%
Total Annual Fund Operating Expenses		1.68%	1.43%
[1]	The adviser has entered into a unitary fee arrangement with the Fund, whereby the adviser pays out of its management fee substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Funds business. The advisers unitary management fee is designed to pay substantially all of the Funds expenses and to compensate the adviser for providing services for the Fund.
[2]	Other expenses are based on estimated amounts for the Funds current fiscal year.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Funds financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are based on estimated amounts for the Funds current fiscal year.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Avatar Capital Preservation Fund (USD $)	1 Year	3 Years
Avatar Capital Preservation Fund Class N Shares	171	530
Avatar Capital Preservation Fund Class I Shares	146	452

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies.

The Fund invests predominantly in exchange-traded products (“ETPs”), which include exchange traded funds (“ETFs”) and exchange traded notes (“ETNs”), that invest in fixed-income securities of U.S. corporate and governmental issuers. Underlying fixed income securities will typically consist of a diversified mix of short-, intermediate-, and long-term investment grade, taxable U.S. government, U.S. Agency, and corporate bonds with no target duration. The Fund also invests in ETP s that invest in equity securities of both U.S. and non-U.S. corporate issuers, alternative/specialty securities, and cash equivalents. Underlying equity securities will typically consist of common and preferred stocks of large capitalization U.S. companies and, to a lesser extent, international companies. Underlying alternative and specialty securities may include ETPs that invest in commodities, foreign currencies and real estate investment trusts (“REITs”), as well as inverse ETPs (ETPs designed to produce returns that are opposite to those of the index to which they are linked). The Fund may also invest in these fixed income, equity and alternative/specialty securities directly. In addition, the Fund may use leverage to hedge portfolio positions and manage volatility, and/or to increase exposure to long positions. While the percentage of the Fund’s portfolio invested in each asset class will change over time, the Fund expects to invest primarily in the fixed income securities described above under normal market conditions.

The adviser uses an active strategy, referred to as Global Tactical Asset Allocation (“GTAA”), to select ETPs representing a variety of asset classes that it believes have the potential to generate income and positive returns in the given economic environment. The adviser maintains proprietary economic models to interpret market activity and anticipate market movements. The adviser may make tactical changes to the Fund’s portfolio in response to changing market conditions, and will not consider portfolio turnover a limiting factor in making decisions for the Fund, and, therefore, the Fund is expected to have a high portfolio turnover rate.

The adviser believes that changes in the economic and financial cycle influence financial markets through changes in the risk tolerance of investors. The adviser’s research indicates that economic cycles are best measured by quantifying a combination of real-time business activity and monetary policy, and the adviser believes that financial cycles are best measured by valuation, investor sentiment, and capital market price trends. When investor risk tolerances are high, the Fund will generally increase allocation to longer duration financial assets (equities and/or bonds). When risk tolerances are low, the Fund will generally systematically shift its allocation to shorter duration financial assets (notes and/or cash). These tactical changes in the Fund’s portfolio will be made in order to implement this philosophy for purposes of generating superior risk-adjusted performance over time.

The adviser’s investment decision-making process is grounded in the use of comprehensive tactical asset allocation methodology. The adviser’s tactical asset allocation is driven by quantitative models and tactically changes the asset allocation of the Fund based on the adviser’s quantitative research. The adviser increases the Fund’s exposure to a given asset class when its research indicates that a given asset class is relatively attractive and reduces the Fund’s exposure to a given asset class when its research indicates that a given asset class is overvalued. The adviser implements these tactical asset allocations using passively managed ETPs, which provide a cost-effective implementation vehicle, allowing timely exposure adjustments to be made across a broad range of asset classes.

The adviser’s tactical asset allocation research is produced in-house. The portfolio mangers’ investment methodology is driven by multi-factor models built around using macro-monetary, investor and momentum inputs designed to measure risk. The portfolio managers typically have similar classes of models for equities around the world but utilize slightly different classes of models for different fixed income markets. Beneath the asset class, the portfolio managers have fashioned separate models for style, capitalization and sector rotations, as well as fixed income category exposure, credit quality, maturity, and duration. All of the models are created internally and are based on proprietary software.

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund may bear directly and indirectly through ETPs.

Alternative and Specialty Assets Risks. Each Fund may purchase ETPs that invest in “alternative asset” or “specialty” market segments that may be more volatile than other Fund investments.  The risks and volatility of these investments are linked to narrow segments of the economy such as commodities, foreign currencies or real estate.  Each segment is subject to different risks inherent in its segment: REITs' real estate linked investments are affected by property value fluctuations; commodity linked investments may be affected by commodity-specific factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments; foreign currency linked investments may be affected by special risks such as reduced liquidity, greater volatility, less developed trading markets and sovereign intervention in the exchange market intended to affect the level or movement of the exchange rate including a country re-issuing a new currency, effectively making the “old” currency worthless.  ETPs may employ leverage, which magnifies changes in their value.

Credit Risk. Debt issuers may not make interest or principal payments, resulting in losses to the Fund.  In addition, the credit quality of securities held by an ETP may be lowered if an issuer's financial condition changes.  These risks are more pronounced for securities at the lower end of the investment grade credit quality spectrum, such as those rated BBB- by Standard & Poor's Ratings Group or another nationally recognized statistical rating organization (“NRSRO”).

Derivatives Risk. Certain ETPs in which the Fund invests may invest in derivative instruments. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and counterparty default risk.

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

ETF Risk. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.  Each ETF is subject to specific risks, depending on its investments.

ETN Risk. ETNs are subject to credit risk and their value will be influenced by time to maturity, supply and demand, volatility and lack of liquidity in underlying commodities markets, changes in interest rates, changes in the issuer’s credit rating, and economic, legal, or political events.

Fixed-Income Risk. When the Fund invests in fixed-income securities, the value of your investment in the Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  Defaults by fixed income issuers will also harm performance.

Foreign Security Risk. When the Fund invests in foreign (non-U.S.) securities, the Fund may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

Inverse Risk. The Fund engages in hedging activities by investing in inverse ETPs.  Inverse ETP's may employ leverage, which magnifies the changes in the underlying stock index upon which they are based.  Any strategy that includes inverse securities could cause the Fund to suffer significant losses.

Leveraging Risk. The use of leverage by the Fund or an ETP, such as borrowing money to purchase securities or the use of derivatives, will indirectly cause the Fund to incur additional expenses and magnify the Fund's gains or losses.

Limited History of Operations. The Fund is a new mutual fund and has a limited history of operation, and the adviser has not previously managed a mutual fund.

Management Risk. The adviser's dependence on its proprietary macroeconomic analysis and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market Risk. Overall equity and fixed income securities market risks affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets.

Portfolio Turnover Risk. High portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders.

Performance.

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.avatarinvmgmt.com or by calling 1-800-815-4030.

Avatar Tactical Multi-Asset Income Fund
Avatar Tactical Multi-Asset Income Fund
Investment Objective:
The Fund seeks current income.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information is available from your financial professional and in the section entitled How to Purchase Shares of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Avatar Tactical Multi-Asset Income Fund	Avatar Tactical Multi-Asset Income Fund Class N Shares	Avatar Tactical Multi-Asset Income Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering Price)	none	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Avatar Tactical Multi-Asset Income Fund		Avatar Tactical Multi-Asset Income Fund Class N Shares	Avatar Tactical Multi-Asset Income Fund Class I Shares
Management Fees	[1]	1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[2]	none	none
Acquired Fund Fees and Expenses	[3]	0.41%	0.41%
Total Annual Fund Operating Expenses		1.91%	1.66%
[1]	The adviser has entered into a unitary fee arrangement with the Fund, whereby the adviser pays out of its management fee substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Funds business. The advisers unitary management fee is designed to pay substantially all of the Funds expenses and to compensate the adviser for providing services for the Fund.
[2]	Other expenses are based on estimated amounts for the Funds current fiscal year.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Funds financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are based on estimated amounts for the Funds current fiscal year.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Avatar Tactical Multi-Asset Income Fund (USD $)	1 Year	3 Years
Avatar Tactical Multi-Asset Income Fund Class N Shares	194	600
Avatar Tactical Multi-Asset Income Fund Class I Shares	169	523

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies.

The Fund invests predominantly in exchange-traded products (“ETPs”), which include exchange traded funds (“ETFs”) and exchange traded notes (“ETNs”), that invest in fixed-income securities of U.S. corporate and governmental issuers, equity securities of both U.S. and non-U.S. corporate issuers, alternative/specialty securities, and cash equivalents.  Underlying fixed-income securities will typically consist of a diversified mix of short-, intermediate-, and long-term investment grade, taxable U.S. government, U.S. Agency, and corporate bonds with no target duration.  Underlying equity securities will typically consist of common and preferred stocks of large capitalization, and to a lesser extent small or medium capitalization, U.S. and non-U.S. companies. Underlying alternative and specialty securities may include ETPs that invest in commodities, foreign currencies and real estate investment trusts (“REITs”), as well as inverse ETPs (ETPs designed to produce returns that are opposite to those of the index to which they are linked).  The Fund may also invest in these fixed income, equity and alternative/specialty securities directly. In addition, the Fund may use leverage to hedge portfolio positions and manage volatility, and/or to increase exposure to long positions.

The adviser uses an active strategy, referred to as Global Tactical Asset Allocation (“GTAA”), to select ETPs representing a variety of asset classes that it believes have the potential to generate income and positive returns in the given economic environment.  The adviser maintains proprietary economic models to interpret market activity and anticipate market movements.  The adviser may make tactical changes to the Fund’s portfolio in response to changing market conditions, and will not consider portfolio turnover a limiting factor in making decisions for the Fund, and, therefore, the Fund is expected to have a high portfolio turnover rate.

The adviser believes that changes in the economic and financial cycle influence financial markets through changes in the risk tolerance of investors. The adviser’s research indicates that economic cycles are best measured by quantifying a combination of real-time business activity and monetary policy, and the adviser believes that financial cycles are best measured by valuation, investor sentiment, and capital market price trends. When investor risk tolerances are high, the Fund will generally increase allocation to longer duration financial assets (equities and/or bonds). When risk tolerances are low, the Fund will generally systematically shift its allocation to shorter duration financial assets (notes and/or cash).  These tactical changes in the Fund’s portfolio will be made in order to implement this philosophy for purposes of generating superior risk-adjusted performance over time.

The adviser’s investment decision-making process is grounded in the use of comprehensive tactical asset allocation methodology.  The adviser’s tactical asset allocation is driven by quantitative models and tactically changes the asset allocation of the Fund based on the adviser’s quantitative research.  The adviser increases the Fund’s exposure to a given asset class when its research indicates that a given asset class is relatively attractive and reduces the Fund’s exposure to a given asset class when its research indicates that a given asset class is overvalued. The adviser implements these tactical asset allocations using passively managed ETPs, which provide a cost-effective implementation vehicle, allowing timely exposure adjustments to be made across a broad range of asset classes.

The adviser’s tactical asset allocation research is produced in-house.  The portfolio mangers’ investment methodology is driven by multi-factor models built around using macro-monetary, investor and momentum inputs designed to measure risk. The portfolio managers typically have similar classes of models for equities around the world but utilize slightly different classes of models for different fixed income markets. Beneath the asset class, the portfolio managers have fashioned separate models for style, capitalization and sector rotations, as well as fixed income category exposure, credit quality, maturity, and duration. All of the models are created internally and are based on proprietary software.

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund may bear directly and indirectly through ETPs.

Alternative and Specialty Assets Risks. Each Fund may purchase ETPs that invest in “alternative asset” or “specialty” market segments that may be more volatile than other Fund investments.  The risks and volatility of these investments are linked to narrow segments of the economy such as commodities, foreign currencies or real estate.  Each segment is subject to different risks inherent in its segment: REITs' real estate linked investments are affected by property value fluctuations; commodity linked investments may be affected by commodity-specific factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments; foreign currency linked investments may be affected by special risks such as reduced liquidity, greater volatility, less developed trading markets and sovereign intervention in the exchange market intended to affect the level or movement of the exchange rate including a country re-issuing a new currency, effectively making the “old” currency worthless.  ETPs may employ leverage, which magnifies changes in their value.

Credit Risk. Debt issuers may not make interest or principal payments, resulting in losses to the Fund.  In addition, the credit quality of securities held by an ETP may be lowered if an issuer's financial condition changes.  These risks are more pronounced for securities at the lower end of the investment grade credit quality spectrum, such as those rated BBB- by Standard & Poor's Ratings Group or another nationally recognized statistical rating organization (“NRSRO”).

Derivatives Risk. Certain ETPs in which the Fund invests may invest in derivative instruments. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and counterparty default risk.

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

ETF Risk. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.  Each ETF is subject to specific risks, depending on its investments.

ETN Risk. ETNs are subject to credit risk and their value will be influenced by time to maturity, supply and demand, volatility and lack of liquidity in underlying commodities markets, changes in interest rates, changes in the issuer’s credit rating, and economic, legal, or political events.

Fixed-Income Risk. When the Fund invests in fixed-income securities, the value of your investment in the Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  Defaults by fixed income issuers will also harm performance.

Foreign Security Risk. When the Fund invests in foreign (non-U.S.) securities, the Fund may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

Inverse Risk. The Fund engages in hedging activities by investing in inverse ETPs.  Inverse ETP's may employ leverage, which magnifies the changes in the underlying stock index upon which they are based.  Any strategy that includes inverse securities could cause the Fund to suffer significant losses.

Leveraging Risk. The use of leverage by the Fund or an ETP, such as borrowing money to purchase securities or the use of derivatives, will indirectly cause the Fund to incur additional expenses and magnify the Fund's gains or losses.

Limited History of Operations. The Fund is a new mutual fund and has a limited history of operation, and the adviser has not previously managed a mutual fund.

Management Risk. The adviser's dependence on its proprietary macroeconomic analysis and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market Risk. Overall equity and fixed income securities market risks affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets.

Portfolio Turnover Risk. High portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders.

Small and Medium Capitalization Stock Risk: The Fund may incur increased risk when it invests in the stocks of small and medium capitalization companies.  These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.  Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Performance.

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.avatarinvmgmt.com or by calling 1-800-815-4030.

Avatar Absolute Return Fund
Avatar Absolute Return Fund
Investment Objective:
The Fund seeks a positive total return in all market environments.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information is available from your financial professional and in the section entitled How to Purchase Shares of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Avatar Absolute Return Fund	Avatar Absolute Return Fund Class N Shares	Avatar Absolute Return Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering Price)	none	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Avatar Absolute Return Fund		Avatar Absolute Return Fund Class N Shares	Avatar Absolute Return Fund Class I Shares
Management Fees	[1]	1.35%	1.35%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[2]	none	none
Acquired Fund Fees and Expenses	[3]	0.28%	0.28%
Total Annual Fund Operating Expenses		1.88%	1.63%
[1]	The adviser has entered into a unitary fee arrangement with the Fund, whereby the adviser pays out of its management fee substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Funds business. The advisers unitary management fee is designed to pay substantially all of the Funds expenses and to compensate the adviser for providing services for the Fund.
[2]	Other expenses are based on estimated amounts for the Funds current fiscal year.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Funds financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are based on estimated amounts for the Funds current fiscal year.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Avatar Absolute Return Fund (USD $)	1 Year	3 Years
Avatar Absolute Return Fund Class N Shares	191	591
Avatar Absolute Return Fund Class I Shares	166	514

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies.

The Fund invests predominantly in exchange-traded products (“ETPs”), which include exchange traded funds (“ETFs”) and exchange traded notes (“ETNs”), that invest in fixed-income securities of U.S. corporate and governmental issuers, equity securities of both U.S. and non-U.S. corporate issuers, alternative/specialty securities, and cash equivalents.  Underlying fixed-income securities will typically consist of a diversified mix of short-, intermediate-, and long-term investment grade, taxable U.S. government, U.S. Agency, and corporate bonds with no target duration.  Underlying equity securities will typically consist of common and preferred stocks of small, medium and large capitalization U.S. and non-U.S. companies. Underlying alternative and specialty securities may include ETPs that invest in commodities, foreign currencies and real estate investment trusts (“REITs”), as well as inverse ETPs (ETPs designed to produce returns that are opposite to those of the index to which they are linked).  The Fund may also invest in these fixed income, equity and alternative/specialty securities directly.   In addition, the Fund may use leverage to hedge portfolio positions and manage volatility, and/or to increase exposure to long positions. The percentage of the Fund’s portfolio invested in each asset class will change over time and may range from 0%-100%, and the Fund may experience moderate volatility.

The adviser uses an active strategy, referred to as Global Tactical Asset Allocation (“GTAA”), to select ETPs representing a variety of asset classes that it believes have the potential to generate income and positive returns in the given economic environment.  The adviser maintains proprietary economic models to interpret market activity and anticipate market movements.  The adviser may make tactical changes to the Fund’s portfolio in response to changing market conditions, and will not consider portfolio turnover a limiting factor in making decisions for the Fund, and, therefore, the Fund is expected to have a high portfolio turnover rate.

The adviser believes that changes in the economic and financial cycle influence financial markets through changes in the risk tolerance of investors. The adviser’s research indicates that economic cycles are best measured by quantifying a combination of real-time business activity and monetary policy, and the adviser believes that financial cycles are best measured by valuation, investor sentiment, and capital market price trends. When investor risk tolerances are high, the Fund will generally increase allocation to longer duration financial assets (equities and/or bonds). When risk tolerances are low, the Fund will generally systematically shift its allocation to shorter duration financial assets (notes and/or cash).  These tactical changes in the Fund’s portfolio will be made in order to implement this philosophy for purposes of generating superior risk-adjusted performance over time.

The adviser’s investment decision-making process is grounded in the use of comprehensive tactical asset allocation methodology.  The adviser’s tactical asset allocation is driven by quantitative models and tactically changes the asset allocation of the Fund based on the adviser’s quantitative research.  The adviser increases the Fund’s exposure to a given asset class when its research indicates that a given asset class is relatively attractive and reduces the Fund’s exposure to a given asset class when its research indicates that a given asset class is overvalued. The adviser implements these tactical asset allocations using passively managed ETPs, which provide a cost-effective implementation vehicle, allowing timely exposure adjustments to be made across a broad range of asset classes.

The adviser’s tactical asset allocation research is produced in-house.  The portfolio mangers’ investment methodology is driven by multi-factor models built around using macro-monetary, investor and momentum inputs designed to measure risk. The portfolio managers typically have similar classes of models for equities around the world but utilize slightly different classes of models for different fixed income markets. Beneath the asset class, the portfolio managers have fashioned separate models for style, capitalization and sector rotations, as well as fixed income category exposure, credit quality, maturity, and duration. All of the models are created internally and are based on proprietary software.

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund may bear directly and indirectly through ETPs.

Alternative and Specialty Assets Risks. The Fund may purchase ETPs that invest in “alternative asset” or “specialty” market segments that may be more volatile than other Fund investments.  The risks and volatility of these investments are linked to narrow segments of the economy such as commodities, foreign currencies or real estate.  Each segment is subject to different risks inherent in its segment: REITs' real estate linked investments are affected by property value fluctuations; commodity linked investments may be affected by commodity-specific factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments; foreign currency linked investments may be affected by special risks such as reduced liquidity, greater volatility, less developed trading markets and sovereign intervention in the exchange market intended to affect the level or movement of the exchange rate including a country re-issuing a new currency, effectively making the “old” currency worthless.  ETPs may employ leverage, which magnifies changes in their value.

Credit Risk. Debt issuers may not make interest or principal payments, resulting in losses to the Fund.  In addition, the credit quality of securities held by an ETP may be lowered if an issuer's financial condition changes.  These risks are more pronounced for securities at the lower end of the investment grade credit quality spectrum, such as those rated BBB- by Standard & Poor's Ratings Group or another nationally recognized statistical rating organization (“NRSRO”).

Derivatives Risk. Certain ETPs in which the Fund invests may invest in derivative instruments. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and counterparty default risk.

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

ETF Risk. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.  Each ETF is subject to specific risks, depending on its investments.

ETN Risk ETNs are subject to credit risk and their value will be influenced by time to maturity, supply and demand, volatility and lack of liquidity in underlying commodities markets, changes in interest rates, changes in the issuer’s credit rating, and economic, legal, or political events.

Fixed-Income Risk. When the Fund invests in fixed-income securities, the value of your investment in the Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  Defaults by fixed income issuers will also harm performance.

Foreign Security Risk. When the Fund invests in foreign (non-U.S.) securities, the Fund may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

Inverse Risk. The Fund engages in hedging activities by investing in inverse ETPs.  Inverse ETP's may employ leverage, which magnifies the changes in the underlying stock index upon which they are based.  Any strategy that includes inverse securities could cause the Fund to suffer significant losses.

Leveraging Risk. The use of leverage by the Fund or an ETP, such as borrowing money to purchase securities or the use of derivatives, will indirectly cause the Fund to incur additional expenses and magnify the Fund's gains or losses.

Limited History of Operations. The Fund is a new mutual fund and has a limited history of operation, and the adviser has not previously managed a mutual fund.

Management Risk. The adviser's dependence on its proprietary macroeconomic analysis and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market Risk. Overall equity and fixed income securities market risks affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets.

Portfolio Turnover Risk High portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders.

Small and Medium Capitalization Stock Risk The Fund may incur increased risk when it invests in the stocks of small and medium capitalization companies.  These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.  Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Performance.

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.avatarinvmgmt.com or by calling 1-800-815-4030.

Avatar Global Opportunities Fund
Avatar Global Opportunities Fund
Investment Objective:
The Fund seeks maximum capital appreciation through exposure to global markets.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information is available from your financial professional and in the section entitled How to Purchase Shares of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Avatar Global Opportunities Fund	Avatar Global Opportunities Fund Class N Shares	Avatar Global Opportunities Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering Price)	none	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Avatar Global Opportunities Fund		Avatar Global Opportunities Fund Class N Shares	Avatar Global Opportunities Fund Class I Shares
Management Fees	[1]	1.45%	1.45%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[2]	none	none
Acquired Fund Fees and Expenses	[3]	0.36%	0.36%
Total Annual Fund Operating Expenses		2.06%	1.81%
[1]	The adviser has entered into a unitary fee arrangement with the Fund, whereby the adviser pays out of its management fee substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Funds business. The advisers unitary management fee is designed to pay substantially all of the Funds expenses and to compensate the adviser for providing services for the Fund.
[2]	Other expenses are based on estimated amounts for the Funds current fiscal year.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Funds financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are based on estimated amounts for the Funds current fiscal year.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Avatar Global Opportunities Fund (USD $)	1 Year	3 Years
Avatar Global Opportunities Fund Class N Shares	209	646
Avatar Global Opportunities Fund Class I Shares	184	569

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies.

The Fund invests predominantly in exchange-traded products (“ETPs”), which include exchange traded funds (“ETFs”) and exchange traded notes (“ETNs”), that invest in fixed-income securities of U.S. corporate and governmental issuers, equity securities of both U.S. and non-U.S. corporate issuers, alternative/specialty securities, and cash equivalents.  Underlying fixed-income securities will typically consist of a diversified mix of short-, intermediate-, and long-term investment grade, taxable U.S. government, U.S. Agency, and corporate bonds with no target duration.  Underlying equity securities will typically consist of common and preferred stocks of small, medium and large capitalization U.S. and non-U.S. companies. Underlying alternative and specialty securities may include ETPs that invest in commodities, foreign currencies and real estate investment trusts (“REITs”), as well as inverse ETPs (ETPs designed to produce returns that are opposite to those of the index to which they are linked).  The Fund may also invest in these fixed income, equity and alternative/specialty securities directly. In addition, the Fund may use leverage to hedge portfolio positions and manage volatility, and/or to increase exposure to long positions. The percentage of the Fund’s portfolio invested in each asset class will change over time and may range from 0% to 100%, and the Fund may experience high volatility.  As a global fund, the Fund invests, under normal market conditions, in at least three different countries, and at least 40% of its assets outside of the US. The Fund may invest in foreign securities without restriction as to type or location.

The adviser uses an active strategy, referred to as Global Tactical Asset Allocation (“GTAA”), to select ETPs representing a variety of asset classes that it believes have the potential to generate income and positive returns in the given economic environment.  The adviser maintains proprietary economic models to interpret market activity and anticipate market movements.  The adviser may make tactical changes to the Fund’s portfolio in response to changing market conditions, and will not consider portfolio turnover a limiting factor in making decisions for the Fund, and, therefore, the Fund is expected to have a high portfolio turnover rate.

The adviser believes that changes in the economic and financial cycle influence financial markets through changes in the risk tolerance of investors. The adviser’s research indicates that economic cycles are best measured by quantifying a combination of real-time business activity and monetary policy, and the adviser believes that financial cycles are best measured by valuation, investor sentiment, and capital market price trends. When investor risk tolerances are high, the Fund will generally increase allocation to longer duration financial assets (equities and/or bonds). When risk tolerances are low, the Fund will generally systematically shift its allocation to shorter duration financial assets (notes and/or cash).  These tactical changes in the Fund’s portfolio will be made in order to implement this philosophy for purposes of generating superior risk-adjusted performance over time.

The adviser’s investment decision-making process is grounded in the use of comprehensive tactical asset allocation methodology.  The adviser’s tactical asset allocation is driven by quantitative models and tactically changes the asset allocation of the Fund based on the adviser’s quantitative research.  The adviser increases the Fund’s exposure to a given asset class when its research indicates that a given asset class is relatively attractive and reduces the Fund’s exposure to a given asset class when its research indicates that a given asset class is overvalued. The adviser implements these tactical asset allocations using passively managed ETPs, which provide a cost-effective implementation vehicle, allowing timely exposure adjustments to be made across a broad range of asset classes.

The adviser’s tactical asset allocation research is produced in-house.  The portfolio mangers’ investment methodology is driven by multi-factor models built around using macro-monetary, investor and momentum inputs designed to measure risk. The portfolio managers typically have similar classes of models for equities around the world but utilize slightly different classes of models for different fixed income markets. Beneath the asset class, the portfolio managers have fashioned separate models for style, capitalization and sector rotations, as well as fixed income category exposure, credit quality, maturity, and duration. All of the models are created internally and are based on proprietary software.

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund may bear directly and indirectly through ETPs.

Alternative and Specialty Assets Risks. The Fund may purchase ETPs that invest in “alternative asset” or “specialty” market segments that may be more volatile than other Fund investments.  The risks and volatility of these investments are linked to narrow segments of the economy such as commodities, foreign currencies or real estate.  Each segment is subject to different risks inherent in its segment: REITs' real estate linked investments are affected by property value fluctuations; commodity linked investments may be affected by commodity-specific factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments; foreign currency linked investments may be affected by special risks such as reduced liquidity, greater volatility, less developed trading markets and sovereign intervention in the exchange market intended to affect the level or movement of the exchange rate including a country re-issuing a new currency, effectively making the “old” currency worthless.  ETPs may employ leverage, which magnifies changes in their value.

Credit Risk.  Debt issuers may not make interest or principal payments, resulting in losses to the Fund.  In addition, the credit quality of securities held by an ETP may be lowered if an issuer's financial condition changes.  These risks are more pronounced for securities at the lower end of the investment grade credit quality spectrum, such as those rated BBB- by Standard & Poor's Ratings Group or another nationally recognized statistical rating organization (“NRSRO”).

Derivatives Risk.Certain ETPs in which the Fund invests may invest in derivative instruments. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and counterparty default risk.

Equity Risk.  The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

ETF Risk.  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.  Each ETF is subject to specific risks, depending on its investments.

ETN Risk.  ETNs are subject to credit risk and their value will be influenced by time to maturity, supply and demand, volatility and lack of liquidity in underlying commodities markets, changes in interest rates, changes in the issuer’s credit rating, and economic, legal, or political events.

Fixed-Income Risk.  When the Fund invests in fixed-income securities, the value of your investment in the Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  Defaults by fixed income issuers will also harm performance.

Foreign Security Risk.  When the Fund invests in foreign (non-U.S.) securities, the Fund may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

Inverse Risk.  The Fund engages in hedging activities by investing in inverse ETPs.  Inverse ETP's may employ leverage, which magnifies the changes in the underlying stock index upon which they are based.  Any strategy that includes inverse securities could cause the Fund to suffer significant losses.

Leveraging Risk.  The use of leverage by the Fund or an ETP, such as borrowing money to purchase securities or the use of derivatives, will indirectly cause the Fund to incur additional expenses and magnify the Fund's gains or losses..

Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operation, and the adviser has not previously managed a mutual fund.

Management Risk.  The adviser's dependence on its proprietary macroeconomic analysis and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market Risk.  Overall equity and fixed income securities market risks affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets.

Portfolio Turnover Risk.  High portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders.

Small and Medium Capitalization Stock Risk:  The Fund may incur increased risk when it invests in the stocks of small and medium capitalization companies.  These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.  Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Performance.

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.avatarinvmgmt.com or by calling 1-800-815-4030.

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 1, 2013
Registrant Name	dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST III
Central Index Key	dei_EntityCentralIndexKey	0001537140
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlft
Document Creation Date	dei_DocumentCreationDate	Mar 1, 2013
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2013
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Avatar Capital Preservation Fund | Avatar Capital Preservation Fund Class N Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ZZZNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.15%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	171
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	530
Avatar Capital Preservation Fund | Avatar Capital Preservation Fund Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ZZZIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.15%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	146
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	452
Avatar Capital Preservation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Avatar Capital Preservation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to preserve capital while providing current income and limited capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information is available from your financial professional and in the section entitled How to Purchase Shares of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the Fund’s current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimated amounts for the Fund’s current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests predominantly in exchange-traded products (“ETPs”), which include exchange traded funds (“ETFs”) and exchange traded notes (“ETNs”), that invest in fixed-income securities of U.S. corporate and governmental issuers. Underlying fixed income securities will typically consist of a diversified mix of short-, intermediate-, and long-term investment grade, taxable U.S. government, U.S. Agency, and corporate bonds with no target duration. The Fund also invests in ETP s that invest in equity securities of both U.S. and non-U.S. corporate issuers, alternative/specialty securities, and cash equivalents. Underlying equity securities will typically consist of common and preferred stocks of large capitalization U.S. companies and, to a lesser extent, international companies. Underlying alternative and specialty securities may include ETPs that invest in commodities, foreign currencies and real estate investment trusts (“REITs”), as well as inverse ETPs (ETPs designed to produce returns that are opposite to those of the index to which they are linked). The Fund may also invest in these fixed income, equity and alternative/specialty securities directly. In addition, the Fund may use leverage to hedge portfolio positions and manage volatility, and/or to increase exposure to long positions. While the percentage of the Fund’s portfolio invested in each asset class will change over time, the Fund expects to invest primarily in the fixed income securities described above under normal market conditions.

The adviser uses an active strategy, referred to as Global Tactical Asset Allocation (“GTAA”), to select ETPs representing a variety of asset classes that it believes have the potential to generate income and positive returns in the given economic environment. The adviser maintains proprietary economic models to interpret market activity and anticipate market movements. The adviser may make tactical changes to the Fund’s portfolio in response to changing market conditions, and will not consider portfolio turnover a limiting factor in making decisions for the Fund, and, therefore, the Fund is expected to have a high portfolio turnover rate.

The adviser believes that changes in the economic and financial cycle influence financial markets through changes in the risk tolerance of investors. The adviser’s research indicates that economic cycles are best measured by quantifying a combination of real-time business activity and monetary policy, and the adviser believes that financial cycles are best measured by valuation, investor sentiment, and capital market price trends. When investor risk tolerances are high, the Fund will generally increase allocation to longer duration financial assets (equities and/or bonds). When risk tolerances are low, the Fund will generally systematically shift its allocation to shorter duration financial assets (notes and/or cash). These tactical changes in the Fund’s portfolio will be made in order to implement this philosophy for purposes of generating superior risk-adjusted performance over time.

The adviser’s investment decision-making process is grounded in the use of comprehensive tactical asset allocation methodology. The adviser’s tactical asset allocation is driven by quantitative models and tactically changes the asset allocation of the Fund based on the adviser’s quantitative research. The adviser increases the Fund’s exposure to a given asset class when its research indicates that a given asset class is relatively attractive and reduces the Fund’s exposure to a given asset class when its research indicates that a given asset class is overvalued. The adviser implements these tactical asset allocations using passively managed ETPs, which provide a cost-effective implementation vehicle, allowing timely exposure adjustments to be made across a broad range of asset classes.

The adviser’s tactical asset allocation research is produced in-house. The portfolio mangers’ investment methodology is driven by multi-factor models built around using macro-monetary, investor and momentum inputs designed to measure risk. The portfolio managers typically have similar classes of models for equities around the world but utilize slightly different classes of models for different fixed income markets. Beneath the asset class, the portfolio managers have fashioned separate models for style, capitalization and sector rotations, as well as fixed income category exposure, credit quality, maturity, and duration. All of the models are created internally and are based on proprietary software.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund may bear directly and indirectly through ETPs.

Alternative and Specialty Assets Risks. Each Fund may purchase ETPs that invest in “alternative asset” or “specialty” market segments that may be more volatile than other Fund investments.  The risks and volatility of these investments are linked to narrow segments of the economy such as commodities, foreign currencies or real estate.  Each segment is subject to different risks inherent in its segment: REITs' real estate linked investments are affected by property value fluctuations; commodity linked investments may be affected by commodity-specific factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments; foreign currency linked investments may be affected by special risks such as reduced liquidity, greater volatility, less developed trading markets and sovereign intervention in the exchange market intended to affect the level or movement of the exchange rate including a country re-issuing a new currency, effectively making the “old” currency worthless.  ETPs may employ leverage, which magnifies changes in their value.

Credit Risk. Debt issuers may not make interest or principal payments, resulting in losses to the Fund.  In addition, the credit quality of securities held by an ETP may be lowered if an issuer's financial condition changes.  These risks are more pronounced for securities at the lower end of the investment grade credit quality spectrum, such as those rated BBB- by Standard & Poor's Ratings Group or another nationally recognized statistical rating organization (“NRSRO”).

Derivatives Risk. Certain ETPs in which the Fund invests may invest in derivative instruments. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and counterparty default risk.

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

ETF Risk. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.  Each ETF is subject to specific risks, depending on its investments.

ETN Risk. ETNs are subject to credit risk and their value will be influenced by time to maturity, supply and demand, volatility and lack of liquidity in underlying commodities markets, changes in interest rates, changes in the issuer’s credit rating, and economic, legal, or political events.

Fixed-Income Risk. When the Fund invests in fixed-income securities, the value of your investment in the Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  Defaults by fixed income issuers will also harm performance.

Foreign Security Risk. When the Fund invests in foreign (non-U.S.) securities, the Fund may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

Inverse Risk. The Fund engages in hedging activities by investing in inverse ETPs.  Inverse ETP's may employ leverage, which magnifies the changes in the underlying stock index upon which they are based.  Any strategy that includes inverse securities could cause the Fund to suffer significant losses.

Leveraging Risk. The use of leverage by the Fund or an ETP, such as borrowing money to purchase securities or the use of derivatives, will indirectly cause the Fund to incur additional expenses and magnify the Fund's gains or losses.

Limited History of Operations. The Fund is a new mutual fund and has a limited history of operation, and the adviser has not previously managed a mutual fund.

Management Risk. The adviser's dependence on its proprietary macroeconomic analysis and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market Risk. Overall equity and fixed income securities market risks affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets.

Portfolio Turnover Risk. High portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.avatarinvmgmt.com or by calling 1-800-815-4030.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-815-4030
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.avatarinvmgmt.com
Avatar Tactical Multi-Asset Income Fund | Avatar Tactical Multi-Asset Income Fund Class N Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TAZNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	194
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	600
Avatar Tactical Multi-Asset Income Fund | Avatar Tactical Multi-Asset Income Fund Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TAZIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	169
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	523
Avatar Tactical Multi-Asset Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Avatar Tactical Multi-Asset Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information is available from your financial professional and in the section entitled How to Purchase Shares of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the Fund’s current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimated amounts for the Fund’s current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests predominantly in exchange-traded products (“ETPs”), which include exchange traded funds (“ETFs”) and exchange traded notes (“ETNs”), that invest in fixed-income securities of U.S. corporate and governmental issuers, equity securities of both U.S. and non-U.S. corporate issuers, alternative/specialty securities, and cash equivalents.  Underlying fixed-income securities will typically consist of a diversified mix of short-, intermediate-, and long-term investment grade, taxable U.S. government, U.S. Agency, and corporate bonds with no target duration.  Underlying equity securities will typically consist of common and preferred stocks of large capitalization, and to a lesser extent small or medium capitalization, U.S. and non-U.S. companies. Underlying alternative and specialty securities may include ETPs that invest in commodities, foreign currencies and real estate investment trusts (“REITs”), as well as inverse ETPs (ETPs designed to produce returns that are opposite to those of the index to which they are linked).  The Fund may also invest in these fixed income, equity and alternative/specialty securities directly. In addition, the Fund may use leverage to hedge portfolio positions and manage volatility, and/or to increase exposure to long positions.

The adviser uses an active strategy, referred to as Global Tactical Asset Allocation (“GTAA”), to select ETPs representing a variety of asset classes that it believes have the potential to generate income and positive returns in the given economic environment.  The adviser maintains proprietary economic models to interpret market activity and anticipate market movements.  The adviser may make tactical changes to the Fund’s portfolio in response to changing market conditions, and will not consider portfolio turnover a limiting factor in making decisions for the Fund, and, therefore, the Fund is expected to have a high portfolio turnover rate.

The adviser believes that changes in the economic and financial cycle influence financial markets through changes in the risk tolerance of investors. The adviser’s research indicates that economic cycles are best measured by quantifying a combination of real-time business activity and monetary policy, and the adviser believes that financial cycles are best measured by valuation, investor sentiment, and capital market price trends. When investor risk tolerances are high, the Fund will generally increase allocation to longer duration financial assets (equities and/or bonds). When risk tolerances are low, the Fund will generally systematically shift its allocation to shorter duration financial assets (notes and/or cash).  These tactical changes in the Fund’s portfolio will be made in order to implement this philosophy for purposes of generating superior risk-adjusted performance over time.

The adviser’s investment decision-making process is grounded in the use of comprehensive tactical asset allocation methodology.  The adviser’s tactical asset allocation is driven by quantitative models and tactically changes the asset allocation of the Fund based on the adviser’s quantitative research.  The adviser increases the Fund’s exposure to a given asset class when its research indicates that a given asset class is relatively attractive and reduces the Fund’s exposure to a given asset class when its research indicates that a given asset class is overvalued. The adviser implements these tactical asset allocations using passively managed ETPs, which provide a cost-effective implementation vehicle, allowing timely exposure adjustments to be made across a broad range of asset classes.

The adviser’s tactical asset allocation research is produced in-house.  The portfolio mangers’ investment methodology is driven by multi-factor models built around using macro-monetary, investor and momentum inputs designed to measure risk. The portfolio managers typically have similar classes of models for equities around the world but utilize slightly different classes of models for different fixed income markets. Beneath the asset class, the portfolio managers have fashioned separate models for style, capitalization and sector rotations, as well as fixed income category exposure, credit quality, maturity, and duration. All of the models are created internally and are based on proprietary software.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund may bear directly and indirectly through ETPs.

Alternative and Specialty Assets Risks. Each Fund may purchase ETPs that invest in “alternative asset” or “specialty” market segments that may be more volatile than other Fund investments.  The risks and volatility of these investments are linked to narrow segments of the economy such as commodities, foreign currencies or real estate.  Each segment is subject to different risks inherent in its segment: REITs' real estate linked investments are affected by property value fluctuations; commodity linked investments may be affected by commodity-specific factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments; foreign currency linked investments may be affected by special risks such as reduced liquidity, greater volatility, less developed trading markets and sovereign intervention in the exchange market intended to affect the level or movement of the exchange rate including a country re-issuing a new currency, effectively making the “old” currency worthless.  ETPs may employ leverage, which magnifies changes in their value.

Credit Risk. Debt issuers may not make interest or principal payments, resulting in losses to the Fund.  In addition, the credit quality of securities held by an ETP may be lowered if an issuer's financial condition changes.  These risks are more pronounced for securities at the lower end of the investment grade credit quality spectrum, such as those rated BBB- by Standard & Poor's Ratings Group or another nationally recognized statistical rating organization (“NRSRO”).

Derivatives Risk. Certain ETPs in which the Fund invests may invest in derivative instruments. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and counterparty default risk.

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

ETF Risk. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.  Each ETF is subject to specific risks, depending on its investments.

ETN Risk. ETNs are subject to credit risk and their value will be influenced by time to maturity, supply and demand, volatility and lack of liquidity in underlying commodities markets, changes in interest rates, changes in the issuer’s credit rating, and economic, legal, or political events.

Fixed-Income Risk. When the Fund invests in fixed-income securities, the value of your investment in the Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  Defaults by fixed income issuers will also harm performance.

Foreign Security Risk. When the Fund invests in foreign (non-U.S.) securities, the Fund may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

Inverse Risk. The Fund engages in hedging activities by investing in inverse ETPs.  Inverse ETP's may employ leverage, which magnifies the changes in the underlying stock index upon which they are based.  Any strategy that includes inverse securities could cause the Fund to suffer significant losses.

Leveraging Risk. The use of leverage by the Fund or an ETP, such as borrowing money to purchase securities or the use of derivatives, will indirectly cause the Fund to incur additional expenses and magnify the Fund's gains or losses.

Limited History of Operations. The Fund is a new mutual fund and has a limited history of operation, and the adviser has not previously managed a mutual fund.

Management Risk. The adviser's dependence on its proprietary macroeconomic analysis and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market Risk. Overall equity and fixed income securities market risks affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets.

Portfolio Turnover Risk. High portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders.

Small and Medium Capitalization Stock Risk: The Fund may incur increased risk when it invests in the stocks of small and medium capitalization companies.  These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.  Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.avatarinvmgmt.com or by calling 1-800-815-4030.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-815-4030
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.avatarinvmgmt.com
Avatar Absolute Return Fund | Avatar Absolute Return Fund Class N Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ARZNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.35%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	191
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	591
Avatar Absolute Return Fund | Avatar Absolute Return Fund Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ARZIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.35%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	166
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	514
Avatar Absolute Return Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Avatar Absolute Return Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a positive total return in all market environments.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information is available from your financial professional and in the section entitled How to Purchase Shares of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the Fund’s current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimated amounts for the Fund’s current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests predominantly in exchange-traded products (“ETPs”), which include exchange traded funds (“ETFs”) and exchange traded notes (“ETNs”), that invest in fixed-income securities of U.S. corporate and governmental issuers, equity securities of both U.S. and non-U.S. corporate issuers, alternative/specialty securities, and cash equivalents.  Underlying fixed-income securities will typically consist of a diversified mix of short-, intermediate-, and long-term investment grade, taxable U.S. government, U.S. Agency, and corporate bonds with no target duration.  Underlying equity securities will typically consist of common and preferred stocks of small, medium and large capitalization U.S. and non-U.S. companies. Underlying alternative and specialty securities may include ETPs that invest in commodities, foreign currencies and real estate investment trusts (“REITs”), as well as inverse ETPs (ETPs designed to produce returns that are opposite to those of the index to which they are linked).  The Fund may also invest in these fixed income, equity and alternative/specialty securities directly.   In addition, the Fund may use leverage to hedge portfolio positions and manage volatility, and/or to increase exposure to long positions. The percentage of the Fund’s portfolio invested in each asset class will change over time and may range from 0%-100%, and the Fund may experience moderate volatility.

The adviser uses an active strategy, referred to as Global Tactical Asset Allocation (“GTAA”), to select ETPs representing a variety of asset classes that it believes have the potential to generate income and positive returns in the given economic environment.  The adviser maintains proprietary economic models to interpret market activity and anticipate market movements.  The adviser may make tactical changes to the Fund’s portfolio in response to changing market conditions, and will not consider portfolio turnover a limiting factor in making decisions for the Fund, and, therefore, the Fund is expected to have a high portfolio turnover rate.

The adviser believes that changes in the economic and financial cycle influence financial markets through changes in the risk tolerance of investors. The adviser’s research indicates that economic cycles are best measured by quantifying a combination of real-time business activity and monetary policy, and the adviser believes that financial cycles are best measured by valuation, investor sentiment, and capital market price trends. When investor risk tolerances are high, the Fund will generally increase allocation to longer duration financial assets (equities and/or bonds). When risk tolerances are low, the Fund will generally systematically shift its allocation to shorter duration financial assets (notes and/or cash).  These tactical changes in the Fund’s portfolio will be made in order to implement this philosophy for purposes of generating superior risk-adjusted performance over time.

The adviser’s investment decision-making process is grounded in the use of comprehensive tactical asset allocation methodology.  The adviser’s tactical asset allocation is driven by quantitative models and tactically changes the asset allocation of the Fund based on the adviser’s quantitative research.  The adviser increases the Fund’s exposure to a given asset class when its research indicates that a given asset class is relatively attractive and reduces the Fund’s exposure to a given asset class when its research indicates that a given asset class is overvalued. The adviser implements these tactical asset allocations using passively managed ETPs, which provide a cost-effective implementation vehicle, allowing timely exposure adjustments to be made across a broad range of asset classes.

The adviser’s tactical asset allocation research is produced in-house.  The portfolio mangers’ investment methodology is driven by multi-factor models built around using macro-monetary, investor and momentum inputs designed to measure risk. The portfolio managers typically have similar classes of models for equities around the world but utilize slightly different classes of models for different fixed income markets. Beneath the asset class, the portfolio managers have fashioned separate models for style, capitalization and sector rotations, as well as fixed income category exposure, credit quality, maturity, and duration. All of the models are created internally and are based on proprietary software.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund may bear directly and indirectly through ETPs.

Alternative and Specialty Assets Risks. The Fund may purchase ETPs that invest in “alternative asset” or “specialty” market segments that may be more volatile than other Fund investments.  The risks and volatility of these investments are linked to narrow segments of the economy such as commodities, foreign currencies or real estate.  Each segment is subject to different risks inherent in its segment: REITs' real estate linked investments are affected by property value fluctuations; commodity linked investments may be affected by commodity-specific factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments; foreign currency linked investments may be affected by special risks such as reduced liquidity, greater volatility, less developed trading markets and sovereign intervention in the exchange market intended to affect the level or movement of the exchange rate including a country re-issuing a new currency, effectively making the “old” currency worthless.  ETPs may employ leverage, which magnifies changes in their value.

Credit Risk. Debt issuers may not make interest or principal payments, resulting in losses to the Fund.  In addition, the credit quality of securities held by an ETP may be lowered if an issuer's financial condition changes.  These risks are more pronounced for securities at the lower end of the investment grade credit quality spectrum, such as those rated BBB- by Standard & Poor's Ratings Group or another nationally recognized statistical rating organization (“NRSRO”).

Derivatives Risk. Certain ETPs in which the Fund invests may invest in derivative instruments. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and counterparty default risk.

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

ETF Risk. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.  Each ETF is subject to specific risks, depending on its investments.

ETN Risk ETNs are subject to credit risk and their value will be influenced by time to maturity, supply and demand, volatility and lack of liquidity in underlying commodities markets, changes in interest rates, changes in the issuer’s credit rating, and economic, legal, or political events.

Fixed-Income Risk. When the Fund invests in fixed-income securities, the value of your investment in the Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  Defaults by fixed income issuers will also harm performance.

Foreign Security Risk. When the Fund invests in foreign (non-U.S.) securities, the Fund may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

Inverse Risk. The Fund engages in hedging activities by investing in inverse ETPs.  Inverse ETP's may employ leverage, which magnifies the changes in the underlying stock index upon which they are based.  Any strategy that includes inverse securities could cause the Fund to suffer significant losses.

Leveraging Risk. The use of leverage by the Fund or an ETP, such as borrowing money to purchase securities or the use of derivatives, will indirectly cause the Fund to incur additional expenses and magnify the Fund's gains or losses.

Limited History of Operations. The Fund is a new mutual fund and has a limited history of operation, and the adviser has not previously managed a mutual fund.

Management Risk. The adviser's dependence on its proprietary macroeconomic analysis and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market Risk. Overall equity and fixed income securities market risks affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets.

Portfolio Turnover Risk High portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders.

Small and Medium Capitalization Stock Risk The Fund may incur increased risk when it invests in the stocks of small and medium capitalization companies.  These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.  Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.avatarinvmgmt.com or by calling 1-800-815-4030.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-815-4030
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.avatarinvmgmt.com
Avatar Global Opportunities Fund | Avatar Global Opportunities Fund Class N Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GOWNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.45%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.36%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	209
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	646
Avatar Global Opportunities Fund | Avatar Global Opportunities Fund Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GOWIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.45%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.36%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	184
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	569
Avatar Global Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Avatar Global Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum capital appreciation through exposure to global markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information is available from your financial professional and in the section entitled How to Purchase Shares of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the Fund’s current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimated amounts for the Fund’s current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests predominantly in exchange-traded products (“ETPs”), which include exchange traded funds (“ETFs”) and exchange traded notes (“ETNs”), that invest in fixed-income securities of U.S. corporate and governmental issuers, equity securities of both U.S. and non-U.S. corporate issuers, alternative/specialty securities, and cash equivalents.  Underlying fixed-income securities will typically consist of a diversified mix of short-, intermediate-, and long-term investment grade, taxable U.S. government, U.S. Agency, and corporate bonds with no target duration.  Underlying equity securities will typically consist of common and preferred stocks of small, medium and large capitalization U.S. and non-U.S. companies. Underlying alternative and specialty securities may include ETPs that invest in commodities, foreign currencies and real estate investment trusts (“REITs”), as well as inverse ETPs (ETPs designed to produce returns that are opposite to those of the index to which they are linked).  The Fund may also invest in these fixed income, equity and alternative/specialty securities directly. In addition, the Fund may use leverage to hedge portfolio positions and manage volatility, and/or to increase exposure to long positions. The percentage of the Fund’s portfolio invested in each asset class will change over time and may range from 0% to 100%, and the Fund may experience high volatility.  As a global fund, the Fund invests, under normal market conditions, in at least three different countries, and at least 40% of its assets outside of the US. The Fund may invest in foreign securities without restriction as to type or location.

The adviser uses an active strategy, referred to as Global Tactical Asset Allocation (“GTAA”), to select ETPs representing a variety of asset classes that it believes have the potential to generate income and positive returns in the given economic environment.  The adviser maintains proprietary economic models to interpret market activity and anticipate market movements.  The adviser may make tactical changes to the Fund’s portfolio in response to changing market conditions, and will not consider portfolio turnover a limiting factor in making decisions for the Fund, and, therefore, the Fund is expected to have a high portfolio turnover rate.

The adviser believes that changes in the economic and financial cycle influence financial markets through changes in the risk tolerance of investors. The adviser’s research indicates that economic cycles are best measured by quantifying a combination of real-time business activity and monetary policy, and the adviser believes that financial cycles are best measured by valuation, investor sentiment, and capital market price trends. When investor risk tolerances are high, the Fund will generally increase allocation to longer duration financial assets (equities and/or bonds). When risk tolerances are low, the Fund will generally systematically shift its allocation to shorter duration financial assets (notes and/or cash).  These tactical changes in the Fund’s portfolio will be made in order to implement this philosophy for purposes of generating superior risk-adjusted performance over time.

The adviser’s investment decision-making process is grounded in the use of comprehensive tactical asset allocation methodology.  The adviser’s tactical asset allocation is driven by quantitative models and tactically changes the asset allocation of the Fund based on the adviser’s quantitative research.  The adviser increases the Fund’s exposure to a given asset class when its research indicates that a given asset class is relatively attractive and reduces the Fund’s exposure to a given asset class when its research indicates that a given asset class is overvalued. The adviser implements these tactical asset allocations using passively managed ETPs, which provide a cost-effective implementation vehicle, allowing timely exposure adjustments to be made across a broad range of asset classes.

The adviser’s tactical asset allocation research is produced in-house.  The portfolio mangers’ investment methodology is driven by multi-factor models built around using macro-monetary, investor and momentum inputs designed to measure risk. The portfolio managers typically have similar classes of models for equities around the world but utilize slightly different classes of models for different fixed income markets. Beneath the asset class, the portfolio managers have fashioned separate models for style, capitalization and sector rotations, as well as fixed income category exposure, credit quality, maturity, and duration. All of the models are created internally and are based on proprietary software.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund may bear directly and indirectly through ETPs.

Alternative and Specialty Assets Risks. The Fund may purchase ETPs that invest in “alternative asset” or “specialty” market segments that may be more volatile than other Fund investments.  The risks and volatility of these investments are linked to narrow segments of the economy such as commodities, foreign currencies or real estate.  Each segment is subject to different risks inherent in its segment: REITs' real estate linked investments are affected by property value fluctuations; commodity linked investments may be affected by commodity-specific factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments; foreign currency linked investments may be affected by special risks such as reduced liquidity, greater volatility, less developed trading markets and sovereign intervention in the exchange market intended to affect the level or movement of the exchange rate including a country re-issuing a new currency, effectively making the “old” currency worthless.  ETPs may employ leverage, which magnifies changes in their value.

Credit Risk.  Debt issuers may not make interest or principal payments, resulting in losses to the Fund.  In addition, the credit quality of securities held by an ETP may be lowered if an issuer's financial condition changes.  These risks are more pronounced for securities at the lower end of the investment grade credit quality spectrum, such as those rated BBB- by Standard & Poor's Ratings Group or another nationally recognized statistical rating organization (“NRSRO”).

Derivatives Risk.Certain ETPs in which the Fund invests may invest in derivative instruments. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and counterparty default risk.

Equity Risk.  The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

ETF Risk.  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.  Each ETF is subject to specific risks, depending on its investments.

ETN Risk.  ETNs are subject to credit risk and their value will be influenced by time to maturity, supply and demand, volatility and lack of liquidity in underlying commodities markets, changes in interest rates, changes in the issuer’s credit rating, and economic, legal, or political events.

Fixed-Income Risk.  When the Fund invests in fixed-income securities, the value of your investment in the Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  Defaults by fixed income issuers will also harm performance.

Foreign Security Risk.  When the Fund invests in foreign (non-U.S.) securities, the Fund may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

Inverse Risk.  The Fund engages in hedging activities by investing in inverse ETPs.  Inverse ETP's may employ leverage, which magnifies the changes in the underlying stock index upon which they are based.  Any strategy that includes inverse securities could cause the Fund to suffer significant losses.

Leveraging Risk.  The use of leverage by the Fund or an ETP, such as borrowing money to purchase securities or the use of derivatives, will indirectly cause the Fund to incur additional expenses and magnify the Fund's gains or losses..

Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operation, and the adviser has not previously managed a mutual fund.

Management Risk.  The adviser's dependence on its proprietary macroeconomic analysis and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market Risk.  Overall equity and fixed income securities market risks affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets.

Portfolio Turnover Risk.  High portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders.

Small and Medium Capitalization Stock Risk:  The Fund may incur increased risk when it invests in the stocks of small and medium capitalization companies.  These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.  Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.avatarinvmgmt.com or by calling 1-800-815-4030.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-815-4030
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.avatarinvmgmt.com

[1]	The adviser has entered into a unitary fee arrangement with the Fund, whereby the adviser pays out of its management fee substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Funds business. The advisers unitary management fee is designed to pay substantially all of the Funds expenses and to compensate the adviser for providing services for the Fund.
[2]	Other expenses are based on estimated amounts for the Funds current fiscal year.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Funds financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are based on estimated amounts for the Funds current fiscal year.